WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 8.3%
Entertainment Content - 2.0%
Walt Disney Company (The)	30,089	$ 3,583,901

Internet Media & Services - 4.3%
Alphabet, Inc. - Class A	31,341	6,014,338
Meta Platforms, Inc. - Class A	2,526	1,953,709
		7,968,047
Telecommunications - 2.0%
T-Mobile US, Inc.	14,999	3,575,912

Consumer Discretionary - 8.6%
E-Commerce Discretionary - 3.7%
Amazon.com, Inc. (a)	28,871	6,758,990

Leisure Facilities & Services - 2.9%
Darden Restaurants, Inc.	8,199	1,653,492
McDonald's Corporation	12,306	3,692,661
		5,346,153
Retail - Discretionary - 2.0%
O'Reilly Automotive, Inc. (a)	38,190	3,754,841

Consumer Staples - 6.8%
Beverages - 1.0%
PepsiCo, Inc.	13,215	1,822,613

Food - 2.2%
Hershey Company (The)	21,534	4,008,123

Household Products - 1.6%
Church & Dwight Company, Inc.	31,877	2,989,106

Retail - Consumer Staples - 2.0%
Walmart, Inc.	36,808	3,606,448

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 5.1%
Oil & Gas Producers - 5.1%
Chevron Corporation	24,691	$ 3,744,143
EOG Resources, Inc.	15,354	1,842,787
Exxon Mobil Corporation	33,288	3,716,273
		9,303,203
Financials - 20.6%
Banking - 9.8%
Bank of America Corporation	74,934	3,542,130
JPMorgan Chase & Company	23,224	6,879,878
SouthState Corporation	37,488	3,530,245
Wells Fargo & Company	49,130	3,961,352
		17,913,605
Institutional Financial Services - 4.9%
Goldman Sachs Group, Inc. (The)	5,512	3,988,428
Intercontinental Exchange, Inc.	26,837	4,960,283
		8,948,711
Insurance - 5.9%
Arthur J. Gallagher & Company	11,534	3,313,141
Berkshire Hathaway, Inc. - Class B (a)	6,649	3,137,530
Progressive Corporation (The)	18,367	4,445,549
		10,896,220
Health Care - 7.8%
Biotech & Pharma - 4.0%
Johnson & Johnson	22,282	3,670,737
Vertex Pharmaceuticals, Inc. (a)	8,104	3,702,474
		7,373,211
Health Care Facilities & Services - 1.0%
McKesson Corporation	2,519	1,747,027

Medical Equipment & Devices - 2.8%
Abbott Laboratories	40,560	5,118,267

Industrials - 15.3%
Aerospace & Defense - 2.1%
General Dynamics Corporation	12,512	3,898,864

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Commercial Support Services - 1.9%
Waste Management, Inc.	15,101	$ 3,460,545

Electrical Equipment - 3.5%
BWX Technologies, Inc.	13,132	1,995,145
Hubbell, Inc.	9,948	4,352,051
		6,347,196
Engineering & Construction - 2.3%
TopBuild Corporation (a)	11,652	4,316,251

Machinery - 3.0%
Deere & Company	3,462	1,815,369
Veralto Corporation	34,628	3,630,053
		5,445,422
Transportation & Logistics - 2.5%
CSX Corporation	130,585	4,640,991

Materials - 2.0%
Construction Materials - 2.0%
Eagle Materials, Inc.	16,202	3,633,946

Real Estate - 4.6%
REITs - 4.6%
Agree Realty Corporation	46,684	3,347,243
American Tower Corporation	7,864	1,638,779
Prologis, Inc.	31,679	3,382,683
		8,368,705
Technology - 13.5%
Semiconductors - 3.8%
Marvell Technology, Inc.	38,213	3,071,179
Texas Instruments, Inc.	21,176	3,834,127
		6,905,306
Software - 5.0%
Microsoft Corporation	11,369	6,065,361
Salesforce, Inc.	12,360	3,192,959
		9,258,320

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Technology - 13.5% (Continued)
Technology Services - 4.7%
Accenture plc - Class A	14,998	$ 4,005,966
Visa, Inc. - Class A	13,465	4,651,753
		8,657,719
Utilities - 5.6%
Electric Utilities - 5.6%
NextEra Energy, Inc.	44,810	3,184,199
Southern Company (The)	37,794	3,570,777
WEC Energy Group, Inc.	32,327	3,526,229
		10,281,205

Total Common Stocks (Cost $136,318,285)		$ 179,928,848

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (b) (Cost $3,339,679)	3,339,679	$ 3,339,679

Investments at Value - 100.0% (Cost $139,657,964)		$ 183,268,527

Other Assets in Excess of Liabilities - 0.0% (c)		13,791

Net Assets - 100.0%		$ 183,282,318

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2025.
(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 9.2%
Home Construction - 1.5%
Toll Brothers, Inc.	220	$ 26,039

Leisure Facilities & Services - 2.0%
Texas Roadhouse, Inc.	189	34,990

Retail - Discretionary - 5.7%
Lithia Motors, Inc.	86	24,768
O'Reilly Automotive, Inc. (a)	386	37,951
Ulta Beauty, Inc. (a)	76	39,141
		101,860
Consumer Staples - 6.3%
Food - 1.5%
McCormick & Company, Inc.	374	26,415

Household Products - 3.2%
Church & Dwight Company, Inc.	279	26,162
Interparfums, Inc.	253	30,512
		56,674
Retail - Consumer Staples - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	257	27,216

Energy - 5.8%
Oil & Gas Producers - 5.8%
Chord Energy Corporation	250	27,582
Diamondback Energy, Inc.	219	32,557
Gulfport Energy Corporation (a)	145	25,249
Permian Resources Corporation	1,149	16,270
		101,658
Financials - 14.9%
Asset Management - 1.3%
Blue Owl Capital, Inc.	1,221	23,626

Banking - 5.2%
Cullen/Frost Bankers, Inc.	212	27,011

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 14.9% (Continued)
Banking - 5.2% (Continued)
Glacier Bancorp, Inc.	569	$ 24,939
Pinnacle Financial Partners, Inc.	155	13,623
SouthState Corporation	269	25,332
		90,905
Institutional Financial Services - 4.2%
Intercontinental Exchange, Inc.	198	36,596
Piper Sandler Companies	121	38,154
		74,750
Insurance - 4.2%
American International Group, Inc.	371	28,801
Arthur J. Gallagher & Company	80	22,980
Everest Group Ltd.	66	22,163
		73,944
Health Care - 5.0%
Health Care Facilities & Services - 2.2%
Henry Schein, Inc. (a)	355	24,016
McKesson Corporation	22	15,258
		39,274
Medical Equipment & Devices - 2.8%
Cooper Companies, Inc. (The) (a)	389	27,498
Zimmer Biomet Holdings, Inc.	227	20,805
		48,303
Industrials - 14.7%
Electrical Equipment - 4.7%
BWX Technologies, Inc.	184	27,955
Hubbell, Inc.	64	27,999
Littelfuse, Inc.	104	26,762
		82,716
Engineering & Construction - 3.9%
Jacobs Solutions, Inc.	197	27,948
TopBuild Corporation (a)	109	40,377
		68,325
Machinery - 3.1%
MSA Safety, Inc.	161	28,637

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Machinery - 3.1% (Continued)
Veralto Corporation	253	$ 26,522
		55,159
Transportation & Logistics - 3.0%
CSX Corporation	748	26,584
J.B. Hunt Transport Services, Inc.	180	25,929
		52,513
Materials - 12.1%
Chemicals - 4.2%
Axalta Coating Systems Ltd. (a)	1,261	35,711
CF Industries Holdings, Inc.	192	17,823
Corteva, Inc.	274	19,764
		73,298
Construction Materials - 3.0%
Advanced Drainage Systems, Inc.	222	25,474
Eagle Materials, Inc.	126	28,261
		53,735
Containers & Packaging - 2.4%
Crown Holdings, Inc.	174	17,289
Packaging Corporation of America	132	25,575
		42,864
Metals & Mining - 2.5%
Cameco Corporation	234	17,534
Pan American Silver Corporation	994	26,858
		44,392
Real Estate - 8.4%
REITs - 8.4%
Federal Realty Investment Trust	356	32,809
Healthpeak Properties, Inc.	1,299	22,005
Realty Income Corporation	560	31,433
Ventas, Inc.	544	36,546
Weyerhaeuser Company	1,042	26,102
		148,895
Technology - 15.2%
Semiconductors - 4.7%
Marvell Technology, Inc.	710	57,063

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Technology - 15.2% (Continued)
Semiconductors - 4.7% (Continued)
Rambus, Inc. (a)	357	$ 26,393
		83,456
Software - 4.8%
Pegasystems, Inc.	692	40,627
Verra Mobility Corporation (a)	1,732	43,750
		84,377
Technology Services - 5.7%
CACI International, Inc. - Class A (a)	76	35,003
CDW Corporation	205	35,748
MarketAxess Holdings, Inc.	144	29,592
		100,343
Utilities - 6.3%
Electric Utilities - 6.3%
Alliant Energy Corporation	376	24,444
CMS Energy Corporation	502	37,047
DTE Energy Company	175	24,222
Evergy, Inc.	347	24,568
		110,281

Total Common Stocks (Cost $1,510,478)		$ 1,726,008

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.22% (b) (Cost $48,244)	48,244	$ 48,244

Investments at Value - 100.6% (Cost $1,558,722)		$ 1,774,252

Liabilities in Excess of Other Assets - (0.6%)		(9,984)

Net Assets - 100.0%		$ 1,764,268

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 10.3%
Automotive - 2.0%
Modine Manufacturing Company (a)	14,520	$ 1,953,811

Leisure Facilities & Services - 4.9%
Cheesecake Factory, Inc. (The)	21,602	1,380,584
Domino's Pizza, Inc.	4,220	1,954,746
Texas Roadhouse, Inc.	7,609	1,408,654
		4,743,984
Retail - Discretionary - 3.4%
Academy Sports & Outdoors, Inc.	26,564	1,349,186
Lithia Motors, Inc.	6,707	1,931,616
		3,280,802
Consumer Staples - 4.5%
Household Products - 1.9%
Interparfums, Inc.	14,949	1,802,849

Retail - Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	13,860	1,467,774

Wholesale - Consumer Staples - 1.1%
US Foods Holding Corporation (a)	13,479	1,123,205

Energy - 5.8%
Oil & Gas Producers - 5.8%
Chord Energy Corporation	13,708	1,512,404
Gulfport Energy Corporation (a)	5,645	982,964
Permian Resources Corporation	116,726	1,652,840
SM Energy Company	51,651	1,425,051
		5,573,259
Financials - 16.0%
Banking - 8.3%
Cullen/Frost Bankers, Inc.	15,175	1,933,447
Glacier Bancorp, Inc.	40,026	1,754,340
Pinnacle Financial Partners, Inc.	12,963	1,139,318
SouthState Corporation	14,631	1,377,801

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 16.0% (Continued)
Banking - 8.3% (Continued)
Wintrust Financial Corporation	14,443	$ 1,848,415
		8,053,321
Institutional Financial Services - 3.1%
Evercore, Inc. - Class A	4,876	1,468,359
Piper Sandler Companies	4,866	1,534,347
		3,002,706
Insurance - 3.1%
Mercury General Corporation	21,746	1,505,910
RenaissanceRe Holdings Ltd.	5,971	1,455,372
		2,961,282
Specialty Finance - 1.5%
Marex Group plc	37,263	1,437,606

Health Care - 5.9%
Health Care Facilities & Services - 1.4%
Henry Schein, Inc. (a)	19,320	1,306,998

Medical Equipment & Devices - 4.5%
Cooper Companies, Inc. (The) (a)	21,373	1,510,857
Integer Holdings Corporation (a)	17,380	1,885,904
Teleflex, Inc.	8,310	993,045
		4,389,806
Industrials - 18.1%
Aerospace & Defense - 4.2%
AAR Corporation (a)	26,308	1,965,471
Kratos Defense & Security Solutions, Inc. (a)	16,464	966,437
Moog, Inc. - Class A	5,740	1,111,149
		4,043,057
Electrical Equipment - 5.7%
BWX Technologies, Inc.	9,988	1,517,477
Hubbell, Inc.	4,939	2,160,714
Littelfuse, Inc.	7,265	1,869,502
		5,547,693

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 18.1% (Continued)
Engineering & Construction - 2.0%
TopBuild Corporation (a)	5,111	$ 1,893,268

Industrial Intermediate Products - 1.5%
Timken Company (The)	19,066	1,450,732

Machinery - 2.1%
MSA Safety, Inc.	11,499	2,045,327

Transportation & Logistics - 1.4%
XPO, Inc. (a)	11,371	1,367,818

Transportation Equipment - 1.2%
Blue Bird Corporation (a)	25,341	1,135,023

Materials - 11.8%
Chemicals - 2.8%
Axalta Coating Systems Ltd. (a)	51,160	1,448,851
Sensient Technologies Corporation	11,554	1,297,399
		2,746,250
Construction Materials - 3.7%
Advanced Drainage Systems, Inc.	17,454	2,002,846
Eagle Materials, Inc.	7,213	1,617,804
		3,620,650
Containers & Packaging - 1.4%
Crown Holdings, Inc.	13,571	1,348,415

Forestry, Paper & Wood Products - 1.0%
Boise Cascade Company	10,942	917,049

Metals & Mining - 2.9%
Cameco Corporation	12,667	949,138
Pan American Silver Corporation	35,285	953,401
Royal Gold, Inc.	5,894	892,469
		2,795,008

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Real Estate - 11.1%
Real Estate Services - 0.9%
Newmark Group, Inc. - Class A	55,956	$ 848,853

REITs - 10.2%
American Healthcare REIT, Inc.	39,609	1,530,492
Brixmor Property Group, Inc.	40,889	1,068,429
COPT Defense Properties	51,542	1,406,066
Equity LifeStyle Properties, Inc.	16,239	973,041
Federal Realty Investment Trust	14,703	1,355,028
PotlatchDeltic Corporation	47,551	1,944,360
Rexford Industrial Realty, Inc.	45,220	1,651,887
		9,929,303
Technology - 8.2%
Semiconductors - 1.1%
Rambus, Inc. (a)	14,109	1,043,078

Software - 3.6%
Pegasystems, Inc.	26,174	1,536,676
Verra Mobility Corporation (a)	76,558	1,933,855
		3,470,531
Technology Services - 3.5%
Amdocs Ltd.	11,338	967,812
CACI International, Inc. - Class A (a)	2,893	1,332,429
MarketAxess Holdings, Inc.	5,657	1,162,513
		3,462,754
Utilities - 5.7%
Electric Utilities - 4.2%
Avista Corporation	50,181	1,871,751
IDACORP, Inc.	18,007	2,256,818
		4,128,569
Gas & Water Utilities - 1.5%
National Fuel Gas Company	16,374	1,421,099

Total Common Stocks (Cost $82,307,173)		$ 94,311,880

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (b) (Cost $2,597,500)	2,597,500	$ 2,597,500

Investments at Value - 100.1% (Cost $84,904,673)		$ 96,909,380

Liabilities in Excess of Other Assets - (0.1%)		(119,451)

Net Assets - 100.0%		$ 96,789,929

plc	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary - 9.8%
Home Construction - 2.0%
Century Communities, Inc.	350,892	$ 19,751,711

Leisure Facilities & Services - 1.4%
Cheesecake Factory, Inc. (The)	222,849	14,242,280

Leisure Products - 2.0%
YETI Holdings, Inc. (a)	535,994	19,692,419

Retail - Discretionary - 4.4%
Academy Sports & Outdoors, Inc.	373,593	18,974,789
Boot Barn Holdings, Inc. (a)	61,260	10,530,594
GMS, Inc. (a)	43,338	4,751,578
Sonic Automotive, Inc. - Class A	135,444	9,799,373
		44,056,334
Consumer Staples - 4.1%
Food - 0.9%
J & J Snack Foods Corporation	82,818	9,349,324

Household Products - 3.2%
Central Garden & Pet Company - Class A (a)	303,626	10,784,795
Interparfums, Inc.	173,136	20,880,202
		31,664,997
Energy - 6.6%
Oil & Gas Producers - 6.6%
Gulfport Energy Corporation (a)	61,717	10,746,781
Infinity Natural Resources, Inc. - Class A (a)	513,629	7,658,209
Northern Oil and Gas, Inc.	649,245	18,282,739
SM Energy Company	733,697	20,242,700
Vital Energy, Inc. (a)	452,479	8,456,833
		65,387,262
Financials - 22.3%
Banking - 17.3%
Atlantic Union Bankshares Corporation	598,403	18,969,375
Bank of N.T. Butterfield & Son Ltd. (The)	231,925	10,554,907

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 22.3% (Continued)
Banking - 17.3% (Continued)
Banner Corporation	320,861	$ 19,917,446
City Holding Company	156,755	19,139,785
Coastal Financial Corporation (a)	105,908	10,188,350
First Bancorp	399,987	20,035,349
National Bank Holdings Corporation - Class A	385,962	14,303,752
Renasant Corporation	522,090	19,129,378
Seacoast Banking Corporation of Florida	689,896	19,448,168
Simmons First National Corporation - Class A	1,055,875	20,241,124
		171,927,634
Institutional Financial Services - 3.1%
Perella Weinberg Partners	503,247	10,034,745
Piper Sandler Companies	65,198	20,558,233
		30,592,978
Insurance - 1.9%
Baldwin Insurance Group, Inc. (The) (a)	511,921	18,859,170

Health Care - 5.8%
Biotech & Pharma - 2.1%
Prestige Consumer Healthcare, Inc. (a)	274,357	20,288,700

Medical Equipment & Devices - 3.7%
CONMED Corporation	325,650	16,656,997
Merit Medical Systems, Inc. (a)	240,717	20,427,245
		37,084,242
Industrials - 16.8%
Aerospace & Defense - 4.1%
AAR Corporation (a)	260,263	19,444,249
Moog, Inc. - Class A	107,115	20,735,322
		40,179,571
Electrical Equipment - 2.0%
Atmus Filtration Technologies, Inc.	261,104	10,159,557
Hayward Holdings Inc. (a)	654,754	10,070,116
		20,229,673

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Engineering & Construction - 2.0%
Everus Construction Group, Inc. (a)	266,963	$ 19,824,672

Industrial Intermediate Products - 2.2%
AZZ, Inc.	143,427	15,705,256
Standex International Corporation	39,751	6,548,580
		22,253,836
Machinery - 3.0%
Alamo Group, Inc.	90,162	20,068,258
Thermon Group Holdings, Inc. (a)	351,114	9,929,504
		29,997,762
Transportation & Logistics - 1.5%
ArcBest Corporation	202,730	14,825,645

Transportation Equipment - 2.0%
Blue Bird Corporation (a)	440,211	19,717,051

Materials - 8.6%
Chemicals - 6.6%
Hawkins, Inc.	89,283	14,578,128
Innospec, Inc.	127,817	10,212,578
Sensient Technologies Corporation	191,791	21,536,212
Stepan Company	380,199	19,302,703
		65,629,621
Forestry, Paper & Wood Products - 2.0%
Boise Cascade Company	233,477	19,567,707

Real Estate - 11.6%
Real Estate Services - 0.8%
Newmark Group, Inc. - Class A	555,806	8,431,577

REITs - 10.8%
COPT Defense Properties	738,725	20,152,418
Four Corners Property Trust, Inc.	756,642	19,097,644
Plymouth Industrial REIT, Inc.	1,224,643	17,781,816
PotlatchDeltic Corporation	473,036	19,342,442

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 11.6% (Continued)
REITs - 10.8% (Continued)
Sunstone Hotel Investors, Inc.	1,210,011	$ 10,587,596
Urban Edge Properties	1,007,491	19,867,723
		106,829,639
Technology - 8.6%
Semiconductors - 3.6%
Rambus, Inc. (a)	275,255	20,349,602
Veeco Instruments, Inc. (a)	731,087	15,191,988
		35,541,590
Software - 5.0%
BlackLine, Inc. (a)	358,385	19,273,945
Donnelley Financial Solutions, Inc. (a)	185,308	9,813,912
Verra Mobility Corporation (a)	808,108	20,412,808
		49,500,665
Utilities - 5.0%
Electric Utilities - 5.0%
Avista Corporation	527,920	19,691,416
Northwestern Energy Group, Inc.	300,385	16,130,675
TXNM Energy, Inc.	239,542	13,603,590
		49,425,681

Total Common Stocks (Cost $852,731,177)		$ 984,851,741

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (b) (Cost $10,508,953)	10,508,953	$ 10,508,953

Investments at Value - 100.3% (Cost $863,240,130)		$ 995,360,694

Liabilities in Excess of Other Assets - (0.3%)		(3,280,658)

Net Assets - 100.0%		$ 992,080,036

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 7.8%
Entertainment Content - 1.5%
Walt Disney Company (The)	2,745	$ 326,957

Internet Media & Services - 4.2%
Alphabet, Inc. - Class A	3,553	681,821
Meta Platforms, Inc. - Class A	299	231,258
		913,079
Telecommunications - 2.1%
T-Mobile US, Inc.	1,857	442,727

Consumer Discretionary - 7.6%
E-Commerce Discretionary - 2.7%
Amazon.com, Inc. (a)	2,495	584,105

Leisure Facilities & Services - 1.8%
Domino's Pizza, Inc.	848	392,802

Retail - Discretionary - 2.1%
O'Reilly Automotive, Inc. (a)	4,678	459,941

Wholesale - Discretionary - 1.0%
Pool Corporation	715	220,320

Consumer Staples - 4.8%
Household Products - 1.9%
Church & Dwight Company, Inc.	4,449	417,183

Retail - Consumer Staples - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	3,209	339,833

Tobacco & Cannabis - 1.3%
Philip Morris International, Inc.	1,737	284,955

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Energy - 5.3%
Oil & Gas Producers - 5.3%
Diamondback Energy, Inc.	2,989	$ 444,345
EOG Resources, Inc.	3,404	408,548
EQT Corporation	5,527	297,076
		1,149,969
Financials - 22.7%
Asset Management - 2.1%
Apollo Global Management, Inc.	3,126	454,270

Banking - 12.3%
Bank of America Corporation	13,903	657,195
Glacier Bancorp, Inc.	7,489	328,243
JPMorgan Chase & Company	2,385	706,532
SouthState Corporation	4,646	437,514
Wells Fargo & Company	6,843	551,751
		2,681,235
Institutional Financial Services - 1.1%
Evercore, Inc. - Class A	780	234,889

Insurance - 7.2%
Baldwin Insurance Group, Inc. (The) (a)	9,991	368,068
International General Insurance Holdings Ltd.	14,010	334,139
Mercury General Corporation	6,336	438,768
Progressive Corporation (The)	1,775	429,621
		1,570,596
Health Care - 9.5%
Biotech & Pharma - 3.0%
Johnson & Johnson	3,935	648,252

Health Care Facilities & Services - 1.9%
McKesson Corporation	591	409,882

Medical Equipment & Devices - 4.6%
Abbott Laboratories	4,659	587,919
Alcon, Inc.	4,882	427,419
		1,015,338

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 13.5%
Aerospace & Defense - 3.7%
Boeing Company (The) (a)	1,535	$ 340,524
General Dynamics Corporation	1,485	462,741
		803,265
Electrical Equipment - 3.2%
BWX Technologies, Inc.	1,537	233,516
Hubbell, Inc.	1,041	455,417
		688,933
Machinery - 1.5%
Veralto Corporation	3,112	326,231

Transportation & Logistics - 3.5%
CSX Corporation	15,509	551,190
XPO, Inc. (a)	1,643	197,637
		748,827
Transportation Equipment - 1.6%
Blue Bird Corporation (a)	7,909	354,244

Materials - 2.9%
Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	1,829	209,878

Containers & Packaging - 1.9%
Crown Holdings, Inc.	4,231	420,392

Real Estate - 5.5%
REITs - 5.5%
American Tower Corporation	1,923	400,734
EastGroup Properties, Inc.	2,278	371,861
Ventas, Inc.	6,390	429,280
		1,201,875
Technology - 12.2%
Semiconductors - 2.0%
Marvell Technology, Inc.	5,380	432,391

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Technology - 12.2% (Continued)
Software - 4.7%
Microsoft Corporation	891	$ 475,349
Salesforce, Inc.	1,177	304,054
Verra Mobility Corporation (a)	9,798	247,497
		1,026,900
Technology Services - 5.5%
Accenture plc - Class A	1,419	379,015
CACI International, Inc. - Class A (a)	958	441,226
CDW Corporation	2,177	379,625
		1,199,866
Utilities - 5.8%
Electric Utilities - 5.8%
CMS Energy Corporation	5,732	423,021
Southern Company (The)	4,462	421,570
WEC Energy Group, Inc.	3,796	414,068
		1,258,659

Total Common Stocks (Cost $17,745,660)		$ 21,217,794

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.22% (b) (Cost $382,517)	382,517	$ 382,517

Investments at Value - 99.4% (Cost $18,128,177)		$ 21,600,311

Other Assets in Excess of Liabilities - 0.6%		125,270

Net Assets - 100.0%		$ 21,725,581

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 8.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 5.1%
U.S. Treasury Bonds	4.375%	08/15/43	$ 5,250,000	$ 4,950,381
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	4,914,271
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,096,564
U.S. Treasury Bonds	4.625%	02/15/55	3,820,000	3,661,828
U.S. Treasury Bonds	4.750%	05/15/55	8,650,000	8,467,539
				27,090,583
U.S. Treasury Notes - 3.5%
U.S. Treasury Notes	4.000%	02/28/30	3,250,000	3,257,998
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,306,981
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,354,222
U.S. Treasury Notes	4.625%	02/15/35	7,565,000	7,728,120
				18,647,321

Total U.S. Government & Agencies (Cost $46,349,751)				$ 45,737,904

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.3%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 2,505,301	$ 2,381,601
FHLMC, Pool #SD8288	5.000%	01/01/53	2,431,072	2,378,140
FHLMC, Pool #SD2605	5.500%	04/01/53	2,433,878	2,427,285
				7,187,026
Federal National Mortgage Association - 1.0%
FNMA, Pool #FS3394	4.000%	10/01/52	2,660,081	2,459,904
FNMA, Pool #MA5192	6.500%	11/01/53	2,581,082	2,662,608
				5,122,512

Total Collateralized Mortgage Obligations (Cost $12,364,819)				$ 12,309,538

CONVERTIBLE BONDS - 4.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.5%
Meritage Homes Corporation	1.750%	05/15/28	$ 2,680,000	$ 2,649,798

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 4.4% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 0.4%
Northern Oil & Gas, Inc.	3.625%	04/15/29	$ 1,950,000	$ 2,021,175

Health Care - 1.1%
Integer Holdings Corporation	2.125%	02/15/28	2,575,000	3,485,263
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,100,000	2,470,650
				5,955,913
Real Estate - 0.4%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,285,799

Technology - 0.6%
BlackLine, Inc.	1.000%	06/01/29	2,105,000	2,177,623
Zscaler, Inc., 144A	0.000%	07/15/28	1,000,000	975,000
				3,152,623
Utilities - 1.4%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	4,019,880
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	3,330,260
				7,350,140

Total Convertible Bonds (Cost $21,892,023)				$ 23,415,448

CORPORATE BONDS - 32.3%	Coupon	Maturity	Par Value	Value
Communications - 3.8%
Alphabet, Inc.	5.300%	05/15/65	$ 2,225,000	$ 2,164,147
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	3,050,000	3,002,518
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,511,698
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,828,477
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	2,585,000	2,610,070
Enbridge, Inc.	7.200%	06/27/54	2,515,000	2,590,666
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,617,344
				20,324,920
Consumer Discretionary - 0.3%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,810,000	1,821,803

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 1.8%
BAT Capital Corporation	7.750%	10/19/32	$ 3,576,000	$ 4,120,994
Mars, Inc., 144A	5.700%	05/01/55	1,620,000	1,600,775
Pilgrim's Pride Corporation	6.250%	07/01/33	3,720,000	3,910,862
				9,632,631
Energy - 3.4%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,829,778
Diamondback Energy, Inc.	5.900%	04/18/64	2,490,000	2,302,154
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	2,500,000	2,559,585
Sempra Energy	5.500%	08/01/33	2,020,000	2,065,486
Sempra Energy	6.400%	10/01/54	4,450,000	4,305,121
TransCanada Trust	5.600%	03/07/82	2,918,000	2,837,708
				17,899,832
Financials - 17.0%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,337,644
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,333,372
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,141,432
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,473,240
Barclays plc	7.385%	11/02/28	2,845,000	3,008,200
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,338,502
BNP Paribas, 144A (H15T5Y + 313) (a)	7.450%	12/27/49	2,750,000	2,801,563
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	2,560,000	2,882,376
Citigroup, Inc. (a)	6.174%	05/25/34	2,065,000	2,160,349
Citigroup, Inc. (a)(b)	7.200%	12/31/49	3,330,000	3,426,670
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	2,900,000	2,694,427
Deluxe Corporation, 144A	8.125%	09/15/29	2,600,000	2,677,202
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,849,718
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	1,949,528
Golub Capital Private Credit Fund	5.875%	05/01/30	3,635,000	3,648,545
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,653,113
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,457,584
JPMorgan Chase & Company (a)	5.299%	07/24/29	3,396,000	3,476,712
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,241,659
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,475,382

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.0% (Continued)
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	$ 1,830,000	$ 1,889,754
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,069,163
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,984,002
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,513,098
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,509,958
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,086,793
State Street Corporation (a)(b)	6.700%	12/31/49	5,470,000	5,638,722
U.S. Bancorp (a)(b)	3.700%	12/31/49	4,025,000	3,870,560
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,671,113
				90,260,381
Health Care - 1.5%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,675,000	2,806,623
Flex Ltd.	6.000%	01/15/28	2,735,000	2,811,877
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,105,058
				7,723,558
Materials - 0.5%
Celanese US Holdings, LLC	6.850%	11/15/28	2,475,000	2,576,522

Real Estate - 0.9%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,487,121
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,000,000	2,284,742
				4,771,863
Technology - 1.0%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,671,310
HP, Inc.	6.100%	04/25/35	1,435,000	1,487,710
Oracle Corporation	6.900%	11/09/52	2,075,000	2,276,360
				5,435,380
Utilities - 2.1%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	2,880,000	2,939,320
Georgia Power Company	5.250%	03/15/34	2,785,000	2,832,321
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	3,090,000	3,224,810

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.1% (Continued)
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	$ 2,166,000	$ 1,911,262
				10,907,713

Total Corporate Bonds (Cost $165,329,762)				$ 171,354,603

FOREIGN GOVERNMENTS - 0.8%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds (Cost $3,917,381)	7.375%	05/13/55	$ 3,980,000	$ 4,088,734

COMMON STOCKS - 44.0%			Shares	Value
Communications - 2.6%
Entertainment Content - 0.8%
Walt Disney Company (The)			34,365	$ 4,093,215

Internet Media & Services - 1.8%
Alphabet, Inc. - Class A			50,912	9,770,013

Consumer Discretionary - 1.7%
Leisure Facilities & Services - 0.6%
Domino's Pizza, Inc.			6,443	2,984,462

Retail - Discretionary - 1.1%
Lowe's Companies, Inc.			27,814	6,218,376

Consumer Staples - 2.2%
Food - 0.6%
Tyson Foods, Inc. - Class A			65,826	3,442,700

Retail - Consumer Staples - 0.9%
Walmart, Inc.			42,727	4,186,392

Tobacco & Cannabis - 0.7%
Philip Morris International, Inc.			23,785	3,901,929

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 44.0% (Continued)	Shares	Value
Energy - 3.1%
Oil & Gas Producers - 3.1%
Chevron Corporation	16,420	$ 2,489,929
Energy Transfer, L.P.	525,479	9,479,641
Kinder Morgan, Inc.	151,018	4,237,565
		16,207,135
Financials - 9.7%
Asset Management - 0.9%
TPG, Inc.	80,822	4,612,512

Banking - 4.1%
JPMorgan Chase & Company	24,554	7,273,877
SouthState Corporation	64,715	6,094,212
Wells Fargo & Company	103,880	8,375,843
		21,743,932
Institutional Financial Services - 2.2%
Goldman Sachs Group, Inc. (The)	16,083	11,637,498

Insurance - 1.0%
Mercury General Corporation	78,905	5,464,171

Specialty Finance - 1.5%
Capital One Financial Corporation	36,189	7,780,635

Health Care - 4.2%
Biotech & Pharma - 2.9%
Gilead Sciences, Inc.	86,365	9,697,926
Johnson & Johnson	34,880	5,746,131
		15,444,057
Medical Equipment & Devices - 1.3%
Becton, Dickinson & Company	14,883	2,652,895
Medtronic plc	46,019	4,152,754
		6,805,649
Industrials - 4.2%
Aerospace & Defense - 2.2%
General Dynamics Corporation	19,032	5,930,561

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 44.0% (Continued)	Shares	Value
Industrials - 4.2% (Continued)
Aerospace & Defense - 2.2% (Continued)
Kratos Defense & Security Solutions, Inc. (c)(d)	98,000	$ 5,752,600
		11,683,161
Diversified Industrials - 1.1%
Honeywell International, Inc.	26,532	5,899,390

Transportation & Logistics - 0.9%
FedEx Corporation	22,091	4,937,118

Materials - 1.4%
Metals & Mining - 1.4%
Barrick Mining Corporation	363,772	7,682,865

Real Estate - 3.3%
REITs - 3.3%
Essex Property Trust, Inc.	13,590	3,535,846
NNN REIT, Inc.	71,297	2,941,714
PotlatchDeltic Corporation	78,951	3,228,306
Public Storage	10,916	2,968,497
Ventas, Inc.	75,006	5,038,904
		17,713,267
Technology - 9.0%
Semiconductors - 3.3%
Intel Corporation	227,752	4,509,490
Micron Technology, Inc. (d)	46,000	5,020,440
NVIDIA Corporation (d)	44,000	7,826,279
		17,356,209
Software - 2.9%
Microsoft Corporation	23,468	12,520,178
Salesforce, Inc.	11,399	2,944,704
		15,464,882
Technology Hardware - 1.7%
Apple, Inc.	19,527	4,053,219
Cisco Systems, Inc.	72,447	4,932,192
		8,985,411

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 44.0% (Continued)	Shares	Value
Technology - 9.0% (Continued)
Technology Services - 1.1%
International Business Machines Corporation	23,648	$ 5,986,491

Utilities - 2.6%
Electric Utilities - 2.6%
Alliant Energy Corporation	49,517	3,219,100
Enterprise Products Partners, L.P.	132,866	4,117,517
WEC Energy Group, Inc.	60,784	6,630,319
		13,966,936

Total Common Stocks (Cost $175,571,807)		$ 233,968,406

EXCHANGE-TRADED FUNDS - 4.0%	Shares	Value
iShares Core S&P Mid-Cap ETF	125,795	$ 7,928,859
JPMorgan Equity Premium Income ETF	100,401	5,670,648
JPMorgan Nasdaq Equity Premium Income ETF	135,236	7,451,504
Total Exchange-Traded Funds (Cost $19,108,450)		$ 21,051,011

PREFERRED STOCKS - 2.1%	Shares	Value
Industrials - 1.0%
Aerospace & Defense - 1.0%
Boeing Company (The), 6.00%, 10/15/2027	71,350	$ 5,044,445

Technology - 1.1%
Technology Hardware - 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	75,800	4,548,000

Technology Services - 0.3%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	11,500	1,356,425

Total Preferred Stocks (Cost $8,787,840)		$ 10,948,870

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (e) (Cost $4,621,336)	4,621,336	$ 4,621,336

Investments at Value - 99.4% (Cost $457,943,169)		$ 527,495,850

Other Assets in Excess of Liabilities - 0.6%		2,930,749

Net Assets - 100.0%		$ 530,426,599

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $51,131,022 as of July 31, 2025, representing 9.6% of net assets.
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per azioni
SOFR	- Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	Non-income producing security.
(d)	All or a portion of the security covers a written call option. The total value of securities as of July 31, 2025 was $18,599,319.
(e)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25	$ 65 .00	980	$ 5,752,600	$ 617,400
Micron Technology, Inc., 11/21/25	145 .00	460	5,020,440	97,520
NVIDIA Corporation, 10/17/25	190 .00	440	7,826,279	361,240
Total Written Option Contracts (Premiums $975,945)			$ 18,599,319	$ 1,076,160

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $13,004,230.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
2-Year U.S. Treasury Note Future	55	10/1/2025	$ 11,384,140	$ (13,055)
5-Year U.S. Treasury Note Future	82	10/1/2025	8,870,094	30,509
CME Ultra Long Term U.S. Treasury Bond Future	26	9/19/2025	3,050,125	84,619
Ultra 10-Year U.S. Treasury Note Future	88	9/19/2025	9,950,875	118,664
Total Futures Contracts			$ 33,255,234	$ 220,737

The average monthly notional value of futures contracts during the nine months ended July 31, 2025 was $24,827,042.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 7.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 5.3%
U.S. Treasury Bills	4.319%	08/14/25	$ 2,500,000	$ 2,496,150
U.S. Treasury Bills	4.295%	09/18/25	3,500,000	3,480,078
				5,976,228
U.S. Treasury Bonds - 0.7%
U.S. Treasury Bonds	4.625%	02/15/55	775,000	742,910

U.S. Treasury Notes - 1.8%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,037,102
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,057,317
				2,094,419

Total U.S. Government & Agencies (Cost $8,923,033)				$ 8,813,557

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.2%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 467,376	$ 444,299
FHLMC, Pool #SD8288	5.000%	01/01/53	453,745	443,865
FHLMC, Pool #SD2605	5.500%	04/01/53	456,352	455,116
				1,343,280
Federal National Mortgage Association - 0.4%
FNMA, Pool #FS3394	4.000%	10/01/52	497,130	459,720

Total Collateralized Mortgage Obligations (Cost $1,827,450)				$ 1,803,000

CONVERTIBLE BONDS - 3.6%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$ 1,000,000	$ 979,000
Redwood Trust, Inc.	7.750%	06/15/27	1,000,000	997,432
				1,976,432
Technology - 1.9%
BlackLine, Inc.	1.000%	06/01/29	1,000,000	1,034,500

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 3.6% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 1.9% (Continued)
Sabre Global, Inc., 144A	10.750%	11/15/29	$ 1,082,000	$ 1,110,738
				2,145,238

Total Convertible Bonds (Cost $3,928,984)				$ 4,121,670

CORPORATE BONDS - 57.8%	Coupon	Maturity	Par Value	Value
Communications - 10.1%
Alphabet, Inc.	5.300%	05/15/65	$ 460,000	$ 447,419
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	354,395
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,033,621
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,047,641
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	500,000	504,849
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	1,005,200
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	500,000	488,990
DISH Network Corporation, 144A	11.750%	11/15/27	1,000,000	1,041,405
Dotdash Meredith, Inc., 144A	7.625%	06/15/32	1,000,000	973,285
E.W. Scripps Company (The), 144A	9.875%	08/15/30	1,000,000	993,761
Enbridge, Inc.	7.200%	06/27/54	525,000	540,795
Gray Media, Inc., 144A	7.250%	08/15/33	250,000	248,657
iHeartCommunications, Inc., 144A	7.750%	08/15/30	1,000,000	778,597
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	937,389
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,000,000	617,500
Vodafone Group plc	4.875%	06/19/49	500,000	436,309
				11,449,813
Consumer Discretionary - 5.6%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	750,000	639,007
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	1,006,521
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	645,744
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,086,313
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,041,983
Shutterfly Finance, LLC, 144A	8.500%	10/01/27	1,021,250	949,762
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	939,609
				6,308,939

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 0.9%
BAT Capital Corporation	7.750%	10/19/32	$ 552,000	$ 636,127
Mars, Inc., 144A	5.700%	05/01/55	320,000	316,202
				952,329
Energy - 7.4%
CVR Energy, Inc., 144A	8.500%	01/15/29	1,000,000	980,205
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	425,298
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	525,000	537,513
FTAI Infra Escrow Holdings, LLC, 144A	10.500%	06/01/27	1,000,000	1,027,918
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	524,268
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	1,008,950
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,059,975
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	989,615
Sempra Energy (c)	6.400%	10/01/54	450,000	435,349
TransCanada Trust	5.600%	03/07/82	478,000	464,847
W&T Offshore, Inc., 144A	10.750%	02/01/29	1,000,000	912,450
				8,366,388
Financials - 14.2%
Ally Financial, Inc.	6.992%	06/13/29	590,000	620,224
Ares Capital Corporation	7.000%	01/15/27	735,000	756,539
Avation Capital S.A., 144A	8.250%	10/31/26	750,000	740,199
Bank of America Corporation	5.518%	10/25/35	635,000	635,290
Barclays plc	7.385%	11/02/28	515,000	544,542
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,003,202
Blue Owl Credit Income Corporation	5.800%	03/15/30	500,000	500,824
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,000,000	929,113
Deluxe Corporation, 144A	8.125%	09/15/29	1,000,000	1,029,693
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	577,263
Golub Capital Private Credit Fund	5.875%	05/01/30	890,000	893,316
HSBC Holdings plc	6.547%	06/20/34	665,000	705,585
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	650,265
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,265,342
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	411,502

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.2% (Continued)
Jackson Financial, Inc.	4.000%	11/23/51	$ 500,000	$ 338,823
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	464,694
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	518,656
Queen MergerCo, Inc., 144A	6.750%	04/30/32	1,000,000	1,029,783
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	230,000	236,890
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	706,867
Sixth Street Lending Partners	5.750%	01/15/30	500,000	500,430
SouthState Corporation	7.000%	06/13/35	535,000	549,911
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	489,651
				16,098,604
Health Care - 2.5%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	1,018,089
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,005,000	1,054,451
Flex Ltd.	6.000%	01/15/28	745,000	765,941
				2,838,481
Industrials - 6.3%
Boeing Company (The)	5.805%	05/01/50	1,000,000	964,481
CoreCivic, Inc.	8.250%	04/15/29	1,000,000	1,057,694
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	765,000
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,062,557
GEO Group, Inc.	10.250%	04/15/31	667,000	733,318
GrafTech Global Enterprises, Inc., 144A	9.875%	12/23/29	1,000,000	880,030
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	626,660
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,016,348
				7,106,088
Materials - 1.2%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	500,000	487,854
Kronos Acquisition Holdings, Inc., 144A	8.250%	06/30/31	1,000,000	867,111
				1,354,965
Real Estate - 5.8%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	776,990
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,027,316
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	951,976
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	750,000	779,554
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	1,021,632

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.8% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 5.8% (Continued)
Service Properties Trust	8.875%	06/15/32	$ 1,000,000	$ 1,045,480
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	997,667
				6,600,615
Technology - 1.9%
CommScope, LLC, 144A	9.500%	12/15/31	1,000,000	1,052,477
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	434,998
HP, Inc.	6.100%	04/25/35	295,000	305,836
Oracle Corporation	6.900%	11/09/52	320,000	351,053
				2,144,364
Utilities - 1.9%
Consolidated Edison Company, Inc.	3.850%	06/15/46	750,000	580,444
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	570,000	594,868
NextEra Energy Operating Partners, L.P., 144A	7.250%	01/15/29	1,000,000	1,019,804
				2,195,116

Total Corporate Bonds (Cost $65,477,996)				$ 65,415,702

FOREIGN GOVERNMENTS - 1.3%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds	7.375%	05/13/55	$ 750,000	$ 770,490
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	677,582
Total Foreign Governments (Cost $1,433,200)				$ 1,448,072

COMMON STOCKS - 19.6%			Shares	Value
Communications - 1.4%
Entertainment Content - 0.5%
Walt Disney Company (The)			4,809	$ 572,800

Internet Media & Services - 0.9%
Alphabet, Inc. - Class A			5,103	979,266

Consumer Discretionary - 1.3%
Retail - Discretionary - 1.3%
Lowe's Companies, Inc.			3,300	737,781

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.6% (Continued)	Shares	Value
Consumer Discretionary - 1.3% (Continued)
Retail - Discretionary - 1.3% (Continued)
TJX Companies, Inc. (The)	6,456	$ 803,966
		1,541,747
Consumer Staples - 1.0%
Tobacco & Cannabis - 1.0%
Altria Group, Inc.	10,245	634,575
Philip Morris International, Inc.	3,080	505,274
		1,139,849
Energy - 1.2%
Oil & Gas Producers - 1.2%
Devon Energy Corporation	6,507	216,162
Energy Transfer, L.P.	42,981	775,377
Kinder Morgan, Inc.	13,443	377,211
		1,368,750
Financials - 3.5%
Banking - 1.8%
SouthState Corporation	3,693	347,770
Sumitomo Mitsui Financial Group, Inc. - ADR	36,879	558,348
Truist Financial Corporation	11,928	521,373
Wells Fargo & Company	7,623	614,642
		2,042,133
Institutional Financial Services - 1.1%
Goldman Sachs Group, Inc. (The)	1,751	1,267,006

Specialty Finance - 0.6%
Capital One Financial Corporation	3,042	654,030

Health Care - 1.6%
Biotech & Pharma - 1.6%
Amgen, Inc.	1,225	361,498
Gilead Sciences, Inc.	7,822	878,332
Johnson & Johnson	3,662	603,278
		1,843,108
Industrials - 1.8%
Aerospace & Defense - 1.5%
General Dynamics Corporation	2,746	855,681

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.6% (Continued)	Shares	Value
Industrials - 1.8% (Continued)
Aerospace & Defense - 1.5% (Continued)
Kratos Defense & Security Solutions, Inc. (d)(e)	14,000	$ 821,800
		1,677,481
Transportation & Logistics - 0.3%
FedEx Corporation	1,748	390,661

Materials - 0.4%
Metals & Mining - 0.4%
Barrick Mining Corporation	20,965	442,781

Real Estate - 2.6%
REITs - 2.6%
Essex Property Trust, Inc.	1,473	383,245
NNN REIT, Inc.	11,546	476,388
PotlatchDeltic Corporation	14,379	587,957
Public Storage	1,652	449,245
Urban Edge Properties	26,080	514,298
Ventas, Inc.	7,902	530,856
		2,941,989
Technology - 3.4%
Semiconductors - 1.0%
Intel Corporation	17,578	348,044
NVIDIA Corporation (d)	4,600	818,202
		1,166,246
Software - 0.9%
Microsoft Corporation	1,839	981,106

Technology Hardware - 0.7%
Cisco Systems, Inc.	11,749	799,872

Technology Services - 0.8%
International Business Machines Corporation	3,445	872,102

Utilities - 1.4%
Electric Utilities - 1.4%
Alliant Energy Corporation	7,680	499,277

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.6% (Continued)	Shares	Value
Utilities - 1.4% (Continued)
Electric Utilities - 1.4% (Continued)
Enterprise Products Partners, L.P.	17,059	$ 528,658
WEC Energy Group, Inc.	4,747	517,803
		1,545,738

Total Common Stocks (Cost $16,979,286)		$ 22,226,665

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
JPMorgan Equity Premium Income ETF	10,187	$ 575,362
JPMorgan Nasdaq Equity Premium Income ETF	18,744	1,032,794
Westwood Salient Enhanced Energy Income ETF (f)	18,861	397,054
Total Exchange-Traded Funds (Cost $1,818,594)		$ 2,005,210

PREFERRED STOCKS - 2.1%	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$ 943,845

Real Estate - 0.4%
Apartments - 0.4%
Vinebrook Homes Trust, Inc., 9.50% - Series B	20,000	500,000

Technology - 0.9%
Technology Hardware - 0.6%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	711,000

Technology Services - 0.3%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	2,400	283,080

Total Preferred Stocks (Cost $2,050,575)		$ 2,437,925

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANT - 0.1%	Shares	Value
Communications - 0.1%
Publishing & Broadcasting - 0.1%
Audacy 2nd Lien Warrants (g)	906	$ 0
Audacy 2nd Lien Warrants (g)	5,433	0
Audacy Special Warrants (g)	4,483	87,419
Total Warrant (Cost $103,500)		$ 87,419

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (h) (Cost $4,186,018)	4,186,018	$ 4,186,018

Investments at Value - 99.4% (Cost $106,728,636)		$ 112,545,238

Other Assets in Excess of Liabilities - 0.6%		670,098

Net Assets - 100.0%		$ 113,215,336

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $38,690,435 as of July 31, 2025, representing 34.2% of net assets.
ADR	- American Depositary Receipt
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Societe Anonyme
S.A.B de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per azioni
SOFR	- Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield at time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has a perpetual maturity date.
(d)	All or a portion of the security covers a written call option. The total value of securities as of July 31, 2025 was $1,640,002.
(e)	Non-income producing security.
(f)	Affiliated fund.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25	$ 65 .00	140	$ 821,800	$ 88,200
NVIDIA Corporation, 10/17/25	190 .00	46	818,202	37,766
Total Written Option Contracts (Premiums $93,198)			$ 1,640,002	$ 125,966

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $1,267,671.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME Ultra Long Term U.S. Treasury Bond Future	44	9/19/2025	$ 5,161,750	$ 143,202
Ultra 10-Year U.S. Treasury Note Future	25	9/19/2025	2,826,953	33,711
Total Futures Contracts			$ 7,988,703	$ 176,913

The average monthly notional value of futures contracts during the nine months ended July 31, 2025 was $4,492,569.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

CONVERTIBLE BONDS - 91.3%	Coupon	Maturity	Par Value	Value
Communications - 7.2%
Liberty Media Corporation - Liberty Formula One	2.250%	08/15/27	$ 1,500,000	$ 1,931,250
Snap, Inc.	0.500%	05/01/30	2,500,000	2,188,750
Trip.com Group Ltd, 144A	0.750%	06/15/29	2,000,000	2,264,000
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,729,000
				9,113,000
Consumer Discretionary - 11.0%
Alibaba Group Holding Ltd.	0.500%	06/01/31	2,500,000	3,315,000
Cheesecake Factory, Inc. (The), 144A	2.000%	03/15/30	2,000,000	2,202,287
Etsy, Inc., 144A	1.000%	06/15/30	200,000	201,500
GameStop Corporation, 144A	0.000%	06/15/32	1,000,000	1,016,500
JD.com, Inc.	0.250%	06/01/29	2,500,000	2,567,500
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	3,004,600
Meritage Homes Corporation	1.750%	05/15/28	1,500,000	1,483,096
				13,790,483
Consumer Staples - 1.9%
Chef's Warehouse, Inc. (The)	2.375%	12/15/28	1,470,000	2,397,570

Energy - 4.4%
CMS Energy Corporation *	3.375%	05/01/28	2,250,000	2,467,125
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	3,005,850
				5,472,975
Financials - 3.6%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	979,000
Core Scientific, Inc., 144A	3.000%	09/01/29	1,700,000	2,478,427
PennyMac Corporation	5.500%	03/15/26	500,000	491,750
WisdomTree, Inc., 144A	3.250%	08/15/29	500,000	625,000
				4,574,177
Health Care - 13.3%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,500,000	3,675,751
Dexcom, Inc. *	0.375%	05/15/28	3,000,000	2,781,000
Halozyme Therapeutics, Inc.	1.000%	08/15/28	2,250,000	2,772,094
Ionis Pharmaceuticals, Inc. *	1.750%	06/15/28	2,000,000	2,190,590
Lantheus Holdings, Inc. *	2.625%	12/15/27	2,000,000	2,353,623
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,500,000	1,764,750

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 91.3% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 13.3% (Continued)
Mirion Technologies, Inc., 144A	0.250%	06/01/30	$ 1,000,000	$ 1,177,500
				16,715,308
Industrials - 12.7%
Advanced Energy Industries, Inc.	2.500%	09/15/28	2,750,000	3,374,860
Fluor Corporation	1.125%	08/15/29	2,250,000	3,159,000
Granite Construction, Inc.	3.250%	06/15/30	2,000,000	2,745,000
Itron, Inc.	1.375%	07/15/30	2,000,000	2,296,692
OSI Systems, Inc., 144A *	2.250%	08/01/29	2,000,000	2,668,072
Tetra Tech, Inc. *	2.250%	08/15/28	1,500,000	1,703,850
				15,947,474
Materials - 2.8%
MP Materials Corporation, 144A	3.000%	03/01/30	1,000,000	2,929,500
Peabody Energy Corporation	3.250%	03/01/28	500,000	563,900
				3,493,400
Technology - 32.8%
Akamai Technologies, Inc., 144A	0.250%	05/15/33	2,000,000	2,014,170
BlackLine, Inc.	1.000%	06/01/29	2,000,000	2,069,000
Box, Inc., 144A	1.500%	09/15/29	2,000,000	2,001,000
Datadog, Inc., 144A	0.000%	12/01/29	2,500,000	2,426,360
Digital Ocean Holdings, Inc.	0.000%	12/01/26	1,000,000	934,600
Dropbox, Inc.	0.000%	03/01/28	2,000,000	1,983,163
Five9, Inc.	1.000%	03/15/29	1,000,000	876,036
Lumentum Holdings, Inc.	1.500%	12/15/29	2,000,000	3,430,000
Microchip Technology, Inc.	0.750%	06/01/30	2,500,000	2,450,134
MKS Instruments, Inc. *	1.250%	06/01/30	2,200,000	2,135,272
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,781,000
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	883,244
Seagate HDD Cayman	3.500%	06/01/28	1,500,000	2,907,750
Shift4 Payments, Inc. *	0.500%	08/01/27	2,800,000	3,045,000
Snowflake, Inc., 144A	0.000%	10/01/29	2,000,000	3,100,000
Synaptics, Inc., 144A	0.750%	12/01/31	2,200,000	2,068,000
Tempus AI, Inc., 144A	0.750%	07/15/30	500,000	497,750
Veeco Instruments, Inc.	2.875%	06/01/29	1,000,000	1,071,500
Vishay Intertechnology, Inc.	2.250%	09/15/30	1,500,000	1,364,250
Western Digital Corporation	3.000%	11/15/28	1,100,000	2,357,300

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 91.3% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 32.8% (Continued)
Zscaler, Inc., 144A *	0.000%	07/15/28	$ 1,000,000	$ 975,000
				41,370,529
Utilities - 1.6%
Ormat Technologies, Inc.	2.500%	07/15/27	1,750,000	1,974,000

Total Convertible Bonds (Cost $102,929,228)				$ 114,848,916

CORPORATE BONDS - 7.2%	Coupon	Maturity	Par Value	Value
Energy - 0.8%
FTAI Infra Escrow Holdings, LLC, 144A *	10.500%	06/01/27	$ 1,000,000	$ 1,027,918

Industrials - 3.9%
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,593,837
Parsons Corporation *	2.625%	03/01/29	3,000,000	3,261,000
				4,854,837
Materials - 0.8%
Celanese US Holdings, LLC	6.850%	11/15/28	915,000	952,532

Real Estate - 1.7%
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,027,316
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,171,238
				2,198,554

Total Corporate Bonds (Cost $8,884,526)				$ 9,033,841

COMMON STOCKS - 0.8%			Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Kratos Defense & Security Solutions, Inc. (a)(b) (Cost $752,085)			16,500	$ 968,550

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (c) (Cost $1,780,139)	1,780,139	$ 1,780,139

Investments at Value - 100.7% (Cost $114,345,978)		$ 126,631,446

Liabilities in Excess of Other Assets - (0.7%)		(867,007)

Net Assets - 100.0%		$ 125,764,439

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,519,532 as of July 31, 2025, representing 27.4% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund.
(a)	Non-income producing security.
(b)	All or a portion of this security covers a written call option. The total value of securities as of July 31, 2025 was $968,550.
(c)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS July 31, 2025 (Unaudited)

A list of open OTC swap agreements as of July 31, 2025, is as follows:
Total Return Swap Agreements

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(11,100)	Advanced Energy Industries, Inc.	$(1,544,066)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	$ 4,785
(11,400)	Akamai Technologies, Inc.	(875,520)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	7,135
(17,000)	Alibaba Group Holding Ltd.	(1,988,490)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(57,907)
(5,300)	Alnylam Pharmaceuticals, Inc.	(1,657,110)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(419,076)
(12,500)	BlackLine, Inc.	(677,125)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	6,073
(24,700)	Box, Inc.	(792,129)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	660
(19,700)	Cheesecake Factory, Inc. (The)	(1,229,674)	3.58% OBFR 4.33% minus 75bp	05/18/2026	BNP Paribas	(27,396)
(28,100)	Chef's Warehouse, Inc. (The)	(1,798,155)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(125,317)
(13,500)	CMS Energy Corporation	(949,455)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(45,165)
(109,000)	Core Scientific, Inc.	(1,498,113)	1.95% OBFR 4.33% minus 38bp	05/18/2026	BNP Paribas	23,055
(4,300)	Datadog, Inc. - Class A	(604,408)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	3,563
(6,400)	DexCom, Inc.	(550,334)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	34,157
(28,100)	Dropbox, Inc.	(746,898)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(15,258)
(1,200)	Etsy, Inc.	69,945	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(2,978)
(2,900)	Five9, Inc.	(74,994)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	252
(33,500)	Fluor Corporation	(1,783,342)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(115,143)
(20,000)	GameStop Corporation - Class A	(464,400)	3.52% OBFR 4.33% minus 81bp	05/18/2026	BNP Paribas	16,127
(18,700)	Granite Construction, Inc.	(1,728,441)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(35,090)
(26,400)	Halozyme Therapeutics, Inc.	(1,494,240)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(86,325)
(17,300)	Ionis Pharmaceuticals, Inc.	(726,600)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(15,669)
(11,300)	Itron, Inc.	(1,540,090)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	135,221
(28,100)	JD.com, Inc.	(900,324)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	17,048
(15,100)	Lantheus Holdings, Inc.	(1,227,026)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	154,412
(11,200)	Liberty Media Corporation - Liberty Formula One	(1,130,080)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	8,159
(14,800)	Live Nation Entertainment, Inc.	(2,161,836)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(20,300)
(20,900)	Lumentum Holdings, Inc.	(2,063,144)	3.76% OBFR 4.33% minus 57bp	05/18/2026	BNP Paribas	(234,226)
(11,700)	Merit Medical Systems, Inc.	(1,095,120)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	104,339
(4,600)	Meritage Homes Corporation	(320,300)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	11,066
(4,800)	Microchip Technology, Inc.	(350,928)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	27,117
(30,963)	Mirion Technologies, Inc. - Class A	(642,173)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(48,714)
(7,100)	MKS Instruments, Inc.	(737,832)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	63,359
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable	Receivable Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(38,700)	MP Materials Corporation	$(2,271,953)	3.55% OBFR 4.33% minus 78bp	05/18/2026	BNP Paribas	$ (104,647)
(40,600)	Northern Oil & Gas, Inc.	(1,135,176)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(6,050)
(22,600)	Nutanix, Inc. - Class A	(1,678,050)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(17,823)
(8,450)	Ormat Technologies, Inc.	(733,122)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(21,096)
(7,600)	OSI Systems, Inc.	(1,581,712)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(95,166)
(14,400)	Parsons Corporation	(1,056,240)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(10,371)
(12,900)	Peabody Energy Corporation	(203,433)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(4,652)
(3,900)	Rapid7, Inc.	(87,867)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	5,655
(16,400)	Seagate Technology Holdings plc	(2,449,185)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(121,627)
(8,800)	Shift4 Payments, Inc.	(899,888)	3.57% OBFR 4.33% minus 76bp	05/18/2026	BNP Paribas	(5,084)
(56,600)	Snap, Inc. - Class A	(538,995)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	6,178
(8,600)	Snowflake, Inc. - Class A	(1,829,994)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(88,751)
(12,900)	Synaptics, Inc.	(851,400)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	44,076
(3,000)	Tempus AI, Inc. - Class A	(182,546)	2.99% OBFR 4.33% minus 34bp	05/18/2026	BNP Paribas	12,934
(21,700)	Tetra Tech, Inc.	(795,522)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(329)
(16,700)	Trip.com Group Ltd.	(1,053,603)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	20,902
(19,300)	Uber Technologies, Inc.	(1,779,653)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	89,226
(14,000)	Veeco Instruments, Inc.	(290,500)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	188
(24,800)	Vishay Intertechnology, Inc.	(421,748)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	15,981
(26,300)	Western Digital Corporation	(1,778,258)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(288,312)
(20,600)	WisdomTree, Inc.	(258,736)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	(14,167)
(900)	Zscaler, Inc.	(260,010)	3.98% OBFR 4.33% minus 35bp	05/18/2026	BNP Paribas	3,466
Total Short Positions						$(1,211,505)

Total swap agreements at value (assets)						$815,134
Total swap agreements at value (liabilities)						(2,026,639)
Net swap agreements at value						$ (1,211,505)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

The average monthly notional value for swap contracts for the nine months ended July 31, 2025 was $53,287,158.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25 (Premiums $81,166)	$ 65.00	165	$ 968,550	$ 103,950

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $732,058.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year U.S. Treasury Note Future	57	10/1/2025	$ 6,165,797	$ 21,207

The average monthly notional value of futures contracts during the nine months ended July 31, 2025 was $4,311,564.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

AFFILIATED EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$ 10,128,241
Westwood Salient Enhanced Midstream Income ETF	1,565,169	43,073,450
Total Affiliated Exchange-Traded Funds (Cost $50,094,282)		$ 53,201,691

MASTER LIMITED PARTNERSHIPS - 22.8% (a)	Shares	Value
Crude & Refined Products - 5.9%
Delek Logistics Partners, L.P.	107,853	$ 4,973,102
Genesis Energy, L.P.	579,822	10,065,710
MPLX, L.P.	1,144,613	60,092,182
		75,130,994
Gathering & Processing - 2.4%
Western Midstream Partners, L.P.	758,591	30,897,411

Natural Gas Liquids Infrastructure - 14.5%
Energy Transfer, L.P.	6,930,096	125,018,932
Enterprise Products Partners, L.P.	1,986,750	61,569,383
		186,588,315

Total Master Limited Partnerships (Cost $202,628,421)		$ 292,616,720

MLP RELATED COMPANIES - 72.7%	Shares	Value
Crude & Refined Products - 10.4%
Enbridge, Inc.	1,256,163	$ 56,891,622
Gibson Energy, Inc.	414,744	7,477,126
Plains GP Holdings, L.P. - Class A	2,319,379	45,459,828
South Bow Corporation	892,073	23,425,837
		133,254,413

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 72.7% (Continued)	Shares	Value
Gathering & Processing - 22.9%
Antero Midstream Corporation	1,679,417	$ 30,817,302
DT Midstream, Inc. (b)	862,238	88,577,709
EMG Utica I Offshore Co-Investment, L.P. (c)(d)(e)	16,000,000	13,010,520
Hess Midstream, L.P. - Class A	1,462,764	63,674,117
Kinetik Holdings, Inc.	763,454	33,118,635
Targa Resources Corporation	389,394	64,799,056
		293,997,339
Liquefied Natural Gas - 7.0%
Cheniere Energy, Inc. (b)	326,404	76,992,175
NextDecade Corporation (f)	1,102,221	12,521,231
		89,513,406
Natural Gas Liquids Infrastructure - 10.3%
Keyera Corporation	1,475,708	46,328,881
ONEOK, Inc. (b)	658,690	54,085,037
Pembina Pipeline Corporation	842,333	31,326,364
		131,740,282
Natural Gas Pipelines - 18.5%
Kinder Morgan, Inc.	3,157,387	88,596,279
TC Energy Corporation	1,334,686	63,904,766
Williams Companies, Inc. (The) (b)	1,423,740	85,353,213
		237,854,258
Oilfield Services & Equipment - 2.1%
Solaris Energy Infrastructure, Inc. (b)	830,451	27,130,834

Renewable Energy Infrastructure - 0.6%
Clearway Energy, Inc. - Class C	84,093	2,743,955
Eaton Corporation plc	7,340	2,823,844
GE Vernova, Inc.	27	17,828
Quanta Services, Inc.	3,771	1,531,516
		7,117,143
Utilities - 0.4%
Vistra Corporation	23,254	4,849,389

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 72.7% (Continued)	Shares	Value
Water - 0.5%
Aris Water Solutions, Inc. - Class A	289,085	$ 6,148,838

Total MLP Related Companies (Cost $643,351,991)		$ 931,605,902

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (g) (Cost $2,403,796)	2,403,796	$ 2,403,796

Investments at Value - 99.8% (Cost $898,478,490)		$ 1,279,828,109

Other Assets in Excess of Liabilities - 0.2%		3,478,338

Net Assets - 100.0%		$ 1,283,306,447

plc	- Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of securities as of July 31, 2025 was $332,138,968.
(c)	These securities are except from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions except from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(d)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees and represents 1.0% of net assets.
(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Cheniere Energy, Inc., 08/15/25	$ 260 .00	652	$ 15,379,376	$ 32,600
Cheniere Energy, Inc., 08/15/25	270 .00	326	7,689,688	8,150
DT Midstream, Inc., 08/15/25	110 .00	1,293	13,282,989	161,625
ONEOK, Inc., 08/15/25	85 .00	988	8,112,468	81,016
Solaris Energy Infrastructure, Inc., 08/15/25	35 .00	1,583	5,171,661	126,640
Solaris Energy Infrastructure, Inc., 08/15/25	40 .00	1,091	3,564,297	13,092
Solaris Energy Infrastructure, Inc., 09/19/25	40 .00	1,742	5,691,114	142,844
Williams Companies, Inc. (The), 08/15/25	62 .00	2,135	12,799,325	192,150
Total Written Option Contracts (Premiums $824,443)			$ 71,690,918	$ 758,117

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $28,122,032.

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 27.3%	Shares	Value
Financials - 2.9%
Specialty Finance - 2.9%
Blackstone Mortgage Trust, Inc. - Class A	400,000	$ 7,392,000

Real Estate Investment Trusts (REITs) - 24.4%
Gaming - 2.0%
VICI Properties, Inc.	158,220	5,157,972

Hotels - 3.4%
Apple Hospitality REIT, Inc.	350,000	4,112,500
Ryman Hospitality Properties, Inc.	50,000	4,753,000
		8,865,500
Multi-Asset Class - 1.7%
W.P. Carey, Inc.	70,000	4,491,200

Office - 3.2%
COPT Defense Properties	300,000	8,184,000

Residential - 8.3%
AvalonBay Communities, Inc.	20,000	3,725,600
Centerspace	110,000	5,987,300
Essex Property Trust, Inc.	25,000	6,504,500
Welltower, Inc.	30,673	5,063,192
		21,280,592
Retail - 1.8%
Phillips Edison & Company, Inc.	140,000	4,730,600

Specialized - 1.4%
Lamar Advertising Company - Class A	30,000	3,667,500

Storage - 2.6%
Extra Space Storage, Inc.	50,000	6,718,000

Total Common Stocks (Cost $72,631,472)		$ 70,487,364

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 71.3%	Shares	Value
Consumer Discretionary - 3.8%
Home Construction - 3.8%
Hovnanian Enterprises, Inc., 7.63% - Series A	500,000	$ 9,700,000

Financials - 3.8%
Banking - 3.8%
Associated Banc-Corp, 5.63% - Series F	96,216	1,957,033
Associated Banc-Corp, 5.88% - Series E	52,423	1,093,544
Banc of California, Inc., 7.75% - Series F	87,360	2,179,632
Merchants Bancorp, 7.63% - Series E	196,055	4,489,660
		9,719,869
Real Estate Investment Trusts (REITs) - 63.7%
Apartments - 1.7%
Vinebrook Homes Trust, 9.50% - Series B (a)	180,000	4,500,000

Data Centers - 4.3%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	5,313,600
DigitalBridge Group, Inc., 7.13% - Series J	77,265	1,713,738
DigitalBridge Group, Inc., 7.15% - Series I	182,664	4,051,487
		11,078,825
Diversified - 6.4%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	6,896,000
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,604,239
		16,500,239
Healthcare - 3.1%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,868,548

Hotels - 17.7%
Chatham Lodging Trust, 6.63% - Series A	190,000	3,847,500
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,680,837
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,199,929
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,635,564
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,837,538

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 71.3% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 63.7% (Continued)
Hotels - 17.7% (Continued)
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	$ 4,690,000
RLJ Lodging Trust, 7.80% - Series A	375,000	9,168,750
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	2,933,995
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,275,120
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,468,362
		45,737,595
Industrial - 3.4%
LXP Industrial Trust, 6.50% - Series C	190,000	8,827,400

Manufactured Homes - 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,963,878

Mortgage - 4.2%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	10,836,325

Office - 2.3%
Hudson Pacific Properties, Inc., 4.75% - Series C	406,228	6,048,735

Residential - 2.8%
American Homes 4 Rent, 5.88% - Series G	312,958	7,138,572

Retail - 2.7%
Regency Centers Corporation, 5.88% - Series B	98,117	2,219,407
Regency Centers Corporation, 6.25% - Series A	200,000	4,664,000
		6,883,407
Shopping Centers - 4.3%
Saul Centers, Inc., 6.00% - Series E	125,000	2,773,750
Saul Centers, Inc., 6.13% - Series D	381,000	8,242,935
		11,016,685
Specialized - 6.4%
EPR Properties, 5.75% - Series C	31,000	757,330
EPR Properties, 5.75% - Series G	107,775	2,253,575
EPR Properties, 9.00% - Series E	283,506	8,862,398
IQHQ, Inc. (a)(b)	5,000	4,750,000
		16,623,303

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 71.3% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 63.7% (Continued)
Storage - 3.6%
National Storage Affiliates Trust, 6.00% - Series A	370,000	$ 8,328,700
Public Storage, 4.00% - Series P	1,732	28,336
Public Storage, 4.00% - Series R	50,000	816,000
Public Storage, 4.63% - Series L	4,086	77,348
Public Storage, 4.75% - Series K	7,069	135,159
		9,385,543

Total Preferred Stocks (Cost $183,611,455)		$ 183,828,924

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (c) (Cost $3,625,736)	3,625,736	$ 3,625,736

Investments at Value - 100.0% (Cost $259,868,663)		$ 257,942,024

Other Assets in Excess of Liabilities - 0.0% (d)		22,619

Net Assets - 100.0%		$ 257,964,643

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual security.
(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2025.
(d)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 74.8%	Shares	Value
Communication Services Select Sector SPDR Fund	76,451	$ 8,211,602
Consumer Staples Select Sector SPDR Fund	100,479	8,016,215
Energy Select Sector SPDR Fund	92,355	8,054,279
Health Care Select Sector SPDR Fund	60,454	7,885,015
Industrial Select Sector SPDR Fund	55,484	8,434,123
Invesco QQQ Trust Series 1	50,158	28,339,771
iShares MSCI Eurozone ETF	275,914	16,022,326
SPDR S&P 500® ETF Trust	27,395	17,315,832
Utilities Select Sector SPDR Fund	125,461	10,748,244
VanEck Gold Miners ETF	157,008	8,107,893
Total Exchange-Traded Funds (Cost $117,952,853)		$ 121,135,300

MONEY MARKET FUNDS - 25.1%	Shares	Value
First American Government Obligations Fund - Class U, 4.25% (a) (Cost $40,706,538)	40,706,538	$ 40,706,538

Investments at Value - 99.9% (Cost $158,659,391)		$ 161,841,838

Other Assets in Excess of Liabilities - 0.1%		129,385

Net Assets - 100.0%		$ 161,971,223

(a)	The rate shown is the 7-day effective yield as of July 31, 2025.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

PURCHASED OPTION CONTRACTS - 0.2%	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.2%
E-Mini S&P 500 End of Month Options, 08/18/25 (Cost $93,556)	$ 6,150 .00	105	$ 33,464,813	$ 97,125

MONEY MARKET FUNDS - 74.8%			Shares	Value
First American Government Obligations Fund - Class U, 4.25% (a) (Cost $51,259,403)			51,259,403	$ 51,259,403

Investments at Value - 75.0% (Cost $51,352,959)				$ 51,356,528

Other Assets in Excess of Liabilities - 25.0%				17,153,143

Net Assets - 100.0%				$ 68,509,671

(a)	The rate shown is the 7-day effective yield as of July 31, 2025.

The average monthly notional value of purchased option contracts during the nine months ended July 31, 2025 was $24,897,542.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini S&P 500 Futures	28	9/19/2025	$ 8,923,950	$ (23,047)
Nasdaq 100 E-Mini Futures	36	9/19/2025	16,822,800	(185,758)
Total Futures Contracts			$ 25,746,750	$ (208,805)

The average monthly notional value of long futures contracts during the nine months ended July 31, 2025 was $9,910,328.